Significant accounting policies: (Tables)	9 Months Ended
Dec. 31, 2011
Significant accounting policies:
Schedule of property, plant and equipment

Property, plant and equipment are stated at cost. Depreciation is provided as follows:

Assets	Basis	Rate
Buildings	Straight-line	10 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	8 years
Leasehold improvements	Straight-line	Lease term